Intangible Assets - Additional Information (Detail) kr in Millions, Employee in Billions	12 Months Ended
	Dec. 31, 2021 SEK (kr) Employee	Dec. 31, 2020 SEK (kr)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	kr 38,204	kr 34,945
2020-2025 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of estimated increase in mobile video traffic	30.00%
Percentage of estimated increase in mobile data traffic	75.00%
2021-2025 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Nominal annual growth rate	1.50%	1.00%
Subscription by 2025 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of connected devices are forecasted | Employee	39.0
Mobile Subscriptions
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Employee	8.3
Mobile Subscriptions | Subscription by 2025 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Employee	8.8
Smart phone [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Employee	7.7
5G subscriptions [member] | Subscription by 2025 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Employee	3.7
Selling and administrative expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write down of portfolio antenna and filter business	kr 112
Write down of capitalized development expenses	kr 64
Cradlepoint [member] | Later than ten years and not later than fifteen years [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Nominal annual growth rate	10.00%
Networks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	kr 25,800	kr 24,100
Digital services [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	3,200	3,000
Write down of capitalized development expenses	137
Emerging business and other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	9,200	7,800
Write down of capitalized development expenses	176
Emerging business and other [member] | Cradlepoint [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	kr 7,900	kr 6,500
Internet of things [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of connected devices are forecasted | Employee	2.4
Internet of things [member] | Subscription by 2025 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of connected devices are forecasted | Employee	27.0
Number of connected devices are forecasted | Employee	4.8
cash Generating Unit [Member] | 2021-2025 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Nominal annual growth rate	25.00%